UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 – November 30, 2015

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) NOVEMBER 30, 2015

Shares	Security Description	Value

Common Stock - 45.6%
Communications - 2.5%
17,700	Comcast Corp., Class A (a)(b)	$1,077,222
34,500	Verizon Communications, Inc. (a)(b)	1,568,025
		2,645,247
Consumer Discretionary - 5.3%
67,300	Ford Motor Co. (a)(b)	964,409
24,900	Macy's, Inc. (a)(b)	973,092
8,300	McDonald's Corp. (a)(b)	947,528
11,900	The Home Depot, Inc. (a)(b)	1,593,172
11,200	The Walt Disney Co. (a)(b)	1,270,864
		5,749,065
Consumer Staples - 5.3%
8,800	CVS Health Corp. (a)(b)	827,992
9,400	Diageo PLC, ADR (a)(b)	1,076,864
11,400	Mondelez International, Inc., Class A (a)(b)	497,724
15,500	PepsiCo, Inc. (a)(b)	1,552,480
22,900	The Procter & Gamble Co. (a)(b)	1,713,836
		5,668,896
Energy - 3.0%
5,500	Chevron Corp. (a)(b)	502,260
15,600	Occidental Petroleum Corp. (a)(b)	1,179,204
7,200	Schlumberger, Ltd. (a)(b)	555,480
26,900	The Williams Cos., Inc. (a)(b)	983,464
		3,220,408
Financials - 6.6%
11,900	ACE, Ltd. (a)(b)	1,366,715
86,900	Bank of America Corp. (a)(b)	1,514,667
27,800	JPMorgan Chase & Co. (a)(b)	1,853,704
24,900	MetLife, Inc. (a)(b)	1,272,141
43	PJT Partners, Inc., Class A (c)	996
20,200	Wells Fargo & Co. (a)(b)	1,113,020
		7,121,243
Health Care - 8.4%
29,600	Abbott Laboratories (a)(b)	1,329,632
11,100	Amgen, Inc. (a)(b)	1,788,210
10,400	Cardinal Health, Inc. (a)(b)	903,240
13,300	Johnson & Johnson (a)(b)	1,346,492
18,225	Medtronic PLC (a)(b)	1,373,072
43,900	Pfizer, Inc. (a)(b)	1,438,603
8,100	UnitedHealth Group, Inc. (a)(b)	912,951
		9,092,200

Industrials - 6.1%
35,600	General Electric Co. (a)(b)	1,065,864
8,600	Honeywell International, Inc. (a)(b)	893,970
9,000	Raytheon Co. (a)(b)	1,116,270
12,500	The Boeing Co. (a)(b)	1,818,125
6,700	United Parcel Service, Inc., Class B (a)(b)	690,167
10,100	United Technologies Corp. (a)(b)	970,105
		6,554,501
Information Technology - 6.8%
9,100	Apple, Inc. (a)(b)	1,076,530
30,000	Cisco Systems, Inc. (a)(b)	817,500
48,800	EMC Corp. (a)	1,236,592
41,400	Intel Corp. (a)(b)	1,439,478
18,900	Microsoft Corp. (a)(b)	1,027,215
18,600	Oracle Corp. (a)(b)	724,842
20,100	QUALCOMM, Inc. (a)(b)	980,679
		7,302,836
Materials - 0.5%
8,600	E.I. du Pont de Nemours & Co. (a)(b)	579,124

Utilities - 1.1%
11,300	NextEra Energy, Inc. (a)(b)	1,128,418
Total Common Stock (Cost $50,801,767)		49,061,938

Money Market Fund - 53.7%
57,889,854	Fidelity Institutional Cash Money Market Fund, 0.12% (d) (Cost $57,889,854)	57,889,854

Total Investments - 99.3% (Cost $108,691,621)*	$106,951,792
Total Written Options - (1.0)% (Premiums Received $(1,375,372))*	(1,061,718)
Other Assets & Liabilities, Net – 1.7%	1,794,081
Net Assets – 100.0%	$107,684,155

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.0)%

Call Options Written - (0.7)%
(106)	Abbott Laboratories	$47.00	12/15	$(1,908)
(80)	Abbott Laboratories	45.00	12/15	(6,880)
(48)	Abbott Laboratories	48.00	01/16	(1,440)
(35)	Abbott Laboratories	47.00	01/16	(1,855)
(51)	ACE, Ltd.	115.00	12/15	(8,160)
(21)	ACE, Ltd.	110.00	12/15	(11,970)
(16)	ACE, Ltd.	115.00	01/16	(3,680)
(16)	Amgen, Inc.	175.00	12/15	(272)
(21)	Amgen, Inc.	170.00	12/15	(1,365)
(21)	Amgen, Inc.	165.00	12/15	(4,221)
(19)	Amgen, Inc.	165.00	01/16	(7,980)
(48)	Apple, Inc.	120.00	12/15	(6,768)
(21)	Apple, Inc.	115.00	12/15	(9,450)
(19)	Apple, Inc.	120.00	01/16	(5,529)
(53)	Bank of America Corp.	17.50	12/15	(1,219)
(106)	Bank of America Corp.	18.00	12/15	(1,908)
(280)	Bank of America Corp.	17.00	12/15	(18,200)
(135)	Bank of America Corp.	17.50	01/16	(6,075)
(71)	Bank of America Corp.	18.00	01/16	(2,556)
(184)	Bank of America Corp.	17.00	01/16	(15,272)
(59)	Cardinal Health, Inc.	85.00	12/15	(15,487)
(27)	Cardinal Health, Inc.	90.00	01/16	(2,538)
(19)	Chevron Corp.	95.00	12/15	(1,691)
(21)	Chevron Corp.	90.00	12/15	(6,594)
(15)	Chevron Corp.	100.00	01/16	(1,065)
(112)	Cisco Systems, Inc.	29.00	12/15	(224)
(27)	Cisco Systems, Inc.	28.00	12/15	(405)
(40)	Cisco Systems, Inc.	29.00	01/16	(440)
(40)	Cisco Systems, Inc.	28.00	01/16	(1,320)
(19)	Comcast Corp., Class A	61.50	12/15	(703)
(40)	Comcast Corp., Class A	65.00	12/15	(400)
(40)	Comcast Corp., Class A	62.50	01/16	(3,060)
(40)	Comcast Corp., Class A	65.00	01/16	(1,660)
(16)	CVS Health Corp.	98.00	12/15	(240)
(13)	CVS Health Corp.	105.00	12/15	(39)
(16)	CVS Health Corp.	97.50	01/16	(1,352)
(20)	CVS Health Corp.	97.50	01/16	(2,590)
(21)	Diageo PLC, ADR	120.00	12/15	(840)
(16)	Diageo PLC, ADR	115.00	12/15	(3,040)
(16)	Diageo PLC, ADR	120.00	01/16	(1,680)
(30)	Diageo PLC, ADR	115.00	01/16	(8,700)
(7)	E.I. du Pont de Nemours & Co.	60.00	12/15	(5,285)
(79)	E.I. du Pont de Nemours & Co.	65.00	01/16	(28,242)

(53)	EMC Corp.	28.00	12/15	(212)
(80)	EMC Corp.	26.00	12/15	(2,160)
(88)	EMC Corp.	25.00	12/15	(6,336)
(81)	EMC Corp.	26.00	01/16	(3,969)
(53)	Ford Motor Co.	15.00	12/15	(159)
(159)	Ford Motor Co.	16.00	12/15	(159)
(133)	Ford Motor Co.	15.00	12/15	(931)
(134)	Ford Motor Co.	15.00	01/16	(2,412)
(40)	General Electric Co.	30.00	12/15	(1,800)
(40)	General Electric Co.	29.00	12/15	(4,600)
(40)	General Electric Co.	31.50	12/15	(360)
(27)	General Electric Co.	31.00	01/16	(459)
(54)	General Electric Co.	30.50	01/16	(1,620)
(120)	General Electric Co.	30.00	01/16	(7,380)
(32)	Honeywell International, Inc.	100.00	12/15	(14,656)
(27)	Honeywell International, Inc.	105.00	01/16	(5,616)
(53)	Intel Corp.	35.00	12/15	(1,935)
(53)	Intel Corp.	34.50	12/15	(3,498)
(40)	Intel Corp.	35.00	12/15	(2,000)
(133)	Intel Corp.	34.00	12/15	(14,896)
(80)	Intel Corp.	33.00	12/15	(15,560)
(55)	Intel Corp.	35.00	01/16	(5,555)
(61)	Johnson & Johnson	100.00	12/15	(13,908)
(16)	Johnson & Johnson	100.00	12/15	(3,800)
(27)	Johnson & Johnson	105.00	01/16	(1,701)
(53)	JPMorgan Chase & Co.	67.50	12/15	(5,061)
(40)	JPMorgan Chase & Co.	65.00	12/15	(9,880)
(26)	JPMorgan Chase & Co.	69.00	12/15	(1,352)
(21)	JPMorgan Chase & Co.	70.00	01/16	(1,344)
(67)	JPMorgan Chase & Co.	67.50	01/16	(10,184)
(26)	Macy's, Inc.	60.00	12/15	(26)
(27)	Macy's, Inc.	55.00	12/15	(54)
(26)	Macy's, Inc.	42.50	12/15	(364)
(26)	Macy's, Inc.	45.00	01/16	(754)
(67)	Macy's, Inc.	43.00	01/16	(3,585)
(27)	McDonald's Corp.	113.00	01/16	(7,641)
(16)	McDonald's Corp.	112.00	01/16	(5,760)
(21)	McDonald's Corp.	115.00	01/16	(4,935)
(19)	McDonald's Corp.	110.00	01/16	(10,545)
(27)	Medtronic PLC	75.00	12/15	(3,470)
(27)	Medtronic PLC	77.50	12/15	(1,472)
(15)	Medtronic PLC	75.00	12/15	(2,565)
(27)	Medtronic PLC	77.50	01/16	(2,160)
(40)	Medtronic PLC	75.00	01/16	(8,600)
(66)	MetLife, Inc.	52.50	12/15	(2,574)
(67)	MetLife, Inc.	50.00	12/15	(11,423)
(67)	MetLife, Inc.	52.50	01/16	(5,829)
(53)	Microsoft Corp.	52.50	12/15	(12,031)
(4)	Microsoft Corp.	45.00	12/15	(3,840)
(26)	Microsoft Corp.	54.00	12/15	(3,341)
(26)	Microsoft Corp.	53.00	12/15	(5,057)
(53)	Microsoft Corp.	55.00	01/16	(6,360)
(27)	Microsoft Corp.	52.50	01/16	(7,249)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(26)	Mondelez International, Inc., Class A	$45.00	12/15	$(936)
(19)	Mondelez International, Inc., Class A	44.00	12/15	(1,387)
(48)	Mondelez International, Inc., Class A	44.00	01/16	(5,520)
(46)	NextEra Energy, Inc.	105.00	12/15	(690)
(48)	NextEra Energy, Inc.	100.00	12/15	(7,200)
(19)	NextEra Energy, Inc.	100.00	01/16	(4,370)
(46)	Occidental Petroleum Corp.	77.50	12/15	(2,967)
(27)	Occidental Petroleum Corp.	75.00	12/15	(5,211)
(46)	Occidental Petroleum Corp.	77.50	01/16	(6,624)
(53)	Oracle Corp.	39.00	12/15	(4,956)
(66)	Oracle Corp.	38.00	12/15	(10,230)
(35)	Oracle Corp.	39.00	01/16	(4,445)
(32)	Oracle Corp.	38.00	01/16	(6,048)
(21)	PepsiCo, Inc.	105.00	12/15	(84)
(27)	PepsiCo, Inc.	102.00	12/15	(1,188)
(27)	PepsiCo, Inc.	101.00	01/16	(2,457)
(54)	PepsiCo, Inc.	100.00	01/16	(9,720)
(26)	Pfizer, Inc.	37.00	12/15	(52)
(175)	Pfizer, Inc.	35.00	12/15	(1,575)
(26)	Pfizer, Inc.	36.00	12/15	(429)
(40)	Pfizer, Inc.	35.00	01/16	(1,040)
(55)	QUALCOMM, Inc.	62.50	12/15	(165)
(19)	QUALCOMM, Inc.	55.00	12/15	(19)
(60)	QUALCOMM, Inc.	52.50	01/16	(2,280)
(35)	Raytheon Co.	115.00	12/15	(32,112)
(19)	Raytheon Co.	125.00	01/16	(5,016)
(16)	Raytheon Co.	120.00	01/16	(9,040)
(19)	Schlumberger, Ltd.	79.00	12/15	(570)
(17)	Schlumberger, Ltd.	80.00	12/15	(1,190)
(16)	Schlumberger, Ltd.	77.50	01/16	(4,288)
(37)	The Boeing Co.	147.00	12/15	(4,218)
(16)	The Boeing Co.	150.00	12/15	(1,024)
(27)	The Boeing Co.	145.00	12/15	(7,114)
(16)	The Boeing Co.	152.50	12/15	(624)
(29)	The Boeing Co.	150.00	01/16	(5,336)
(27)	The Home Depot, Inc.	135.00	01/16	(6,885)
(73)	The Home Depot, Inc.	130.00	01/16	(40,515)
(16)	The Procter & Gamble Co.	77.50	12/15	(256)
(88)	The Procter & Gamble Co.	75.00	12/15	(8,272)
(62)	The Procter & Gamble Co.	77.50	01/16	(3,410)
(27)	The Procter & Gamble Co.	75.00	01/16	(4,050)
(47)	The Walt Disney Co.	115.00	12/15	(7,379)
(22)	The Walt Disney Co.	122.00	01/16	(1,210)
(27)	The Walt Disney Co.	115.00	01/16	(8,100)
(40)	The Williams Cos., Inc.	45.00	12/15	(40)

(26)	The Williams Cos., Inc.	42.00	12/15	(26)
(41)	The Williams Cos., Inc.	42.00	01/16	(1,005)
(33)	The Williams Cos., Inc.	40.00	01/16	(1,650)
(16)	United Parcel Service, Inc., Class B	105.00	12/15	(1,056)
(21)	United Parcel Service, Inc., Class B	104.00	12/15	(2,520)
(16)	United Parcel Service, Inc., Class B	105.00	01/16	(2,400)
(37)	United Technologies Corp.	100.00	12/15	(814)
(37)	United Technologies Corp.	97.50	12/15	(3,682)
(27)	United Technologies Corp.	97.50	01/16	(4,455)
(21)	UnitedHealth Group, Inc.	125.00	12/15	(210)
(19)	UnitedHealth Group, Inc.	120.00	01/16	(1,026)
(40)	Verizon Communications, Inc.	46.50	12/15	(340)
(146)	Verizon Communications, Inc.	46.00	12/15	(5,256)
(54)	Verizon Communications, Inc.	47.00	01/16	(1,242)
(46)	Wells Fargo & Co.	55.00	12/15	(4,508)
(107)	Wells Fargo & Co.	52.50	12/15	(31,565)
(22)	Wells Fargo & Co.	57.00	01/16	(737)
(27)	Wells Fargo & Co.	55.00	01/16	(4,023)

Total Call Options Written (Premiums Received $(921,944))				(754,198)
Put Options Written - (0.3)%
(81)	Abbott Laboratories	44.00	12/15	(4,333)
(66)	Abbott Laboratories	42.00	12/15	(1,287)
(80)	Abbott Laboratories	38.00	12/15	(400)
(54)	Abbott Laboratories	42.00	01/16	(3,186)
(35)	Abbott Laboratories	40.00	01/16	(1,155)
(30)	ACE, Ltd.	110.00	12/15	(1,050)
(21)	ACE, Ltd.	105.00	12/15	(210)
(16)	Amgen, Inc.	155.00	12/15	(2,376)
(16)	Amgen, Inc.	145.00	12/15	(560)
(21)	Amgen, Inc.	135.00	12/15	(179)
(16)	Amgen, Inc.	145.00	01/16	(2,224)
(16)	Apple, Inc.	115.00	12/15	(976)
(16)	Apple, Inc.	115.00	12/15	(1,568)
(14)	Apple, Inc.	100.00	12/15	(140)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(19)	Apple, Inc.	$95.00	12/15	$(95)
(16)	Apple, Inc.	104.29	01/16	(880)
(79)	Bank of America Corp.	17.00	12/15	(2,014)
(133)	Bank of America Corp.	16.00	12/15	(1,064)
(240)	Bank of America Corp.	15.00	12/15	(480)
(53)	Bank of America Corp.	14.00	12/15	(53)
(54)	Bank of America Corp.	17.00	01/16	(1,728)
(53)	Bank of America Corp.	16.50	01/16	(1,007)
(80)	Bank of America Corp.	16.00	01/16	(1,360)
(19)	Cardinal Health, Inc.	82.50	12/15	(608)
(19)	Cardinal Health, Inc.	77.50	12/15	(133)
(40)	Cardinal Health, Inc.	72.50	12/15	(40)
(27)	Cardinal Health, Inc.	82.50	01/16	(2,565)
(19)	Chevron Corp.	85.00	12/15	(950)
(19)	Chevron Corp.	80.00	12/15	(323)
(19)	Chevron Corp.	85.00	01/16	(2,584)
(40)	Cisco Systems, Inc.	27.00	12/15	(1,320)
(80)	Cisco Systems, Inc.	26.00	12/15	(880)
(40)	Cisco Systems, Inc.	26.50	01/16	(1,160)
(81)	Cisco Systems, Inc.	26.00	01/16	(2,511)
(21)	Comcast Corp., Class A	60.00	12/15	(1,638)
(21)	Comcast Corp., Class A	57.50	12/15	(609)
(19)	Comcast Corp., Class A	58.00	12/15	(827)
(40)	Comcast Corp., Class A	60.00	01/16	(4,240)
(40)	Comcast Corp., Class A	57.50	01/16	(3,340)
(45)	CVS Health Corp.	95.00	12/15	(10,102)
(14)	CVS Health Corp.	90.00	12/15	(819)
(19)	CVS Health Corp.	90.00	01/16	(2,527)
(40)	Diageo PLC, ADR	110.00	12/15	(2,200)
(22)	Diageo PLC, ADR	115.00	01/16	(6,776)
(16)	Diageo PLC, ADR	110.00	01/16	(2,000)
(21)	E.I. du Pont de Nemours & Co.	62.50	12/15	(336)
(52)	E.I. du Pont de Nemours & Co.	60.00	12/15	(364)
(27)	E.I. du Pont de Nemours & Co.	52.50	12/15	(27)
(21)	E.I. du Pont de Nemours & Co.	62.00	12/15	(357)
(26)	E.I. du Pont de Nemours & Co.	62.00	01/16	(702)
(22)	E.I. du Pont de Nemours & Co.	62.50	01/16	(1,265)
(21)	E.I. du Pont de Nemours & Co.	60.00	01/16	(651)
(200)	Ford Motor Co.	14.00	12/15	(3,200)
(54)	Ford Motor Co.	14.00	12/15	(1,026)
(53)	Ford Motor Co.	13.50	01/16	(795)
(80)	Ford Motor Co.	13.00	01/16	(880)
(80)	General Electric Co.	28.00	12/15	(720)

(80)	General Electric Co.	27.00	12/15	(400)
(53)	General Electric Co.	29.00	12/15	(1,484)
(54)	General Electric Co.	28.00	01/16	(1,404)
(16)	Honeywell International, Inc.	100.00	12/15	(848)
(21)	Honeywell International, Inc.	97.50	12/15	(557)
(19)	Honeywell International, Inc.	92.50	12/15	(209)
(19)	Honeywell International, Inc.	90.00	12/15	(200)
(13)	Honeywell International, Inc.	87.50	12/15	(65)
(21)	Honeywell International, Inc.	95.00	01/16	(1,134)
(106)	Intel Corp.	33.00	12/15	(1,590)
(53)	Intel Corp.	32.00	12/15	(424)
(40)	Intel Corp.	30.00	12/15	(120)
(54)	Intel Corp.	29.00	01/16	(540)
(21)	Johnson & Johnson	97.50	12/15	(546)
(46)	Johnson & Johnson	92.50	12/15	(368)
(19)	Johnson & Johnson	97.50	01/16	(1,539)
(19)	JPMorgan Chase & Co.	65.00	12/15	(1,178)
(53)	JPMorgan Chase & Co.	62.50	12/15	(1,113)
(40)	JPMorgan Chase & Co.	57.50	12/15	(160)
(26)	JPMorgan Chase & Co.	62.50	12/15	(715)
(40)	JPMorgan Chase & Co.	62.50	01/16	(3,000)
(21)	Macy's, Inc.	45.00	12/15	(13,387)
(27)	Macy's, Inc.	42.50	12/15	(11,205)
(96)	Macy's, Inc.	33.00	01/16	(3,264)
(26)	McDonald's Corp.	110.00	12/15	(702)
(35)	McDonald's Corp.	105.00	12/15	(595)
(19)	McDonald's Corp.	95.00	12/15	(133)
(19)	McDonald's Corp.	104.00	12/15	(371)
(19)	McDonald's Corp.	105.00	01/16	(1,178)
(26)	Medtronic PLC	70.00	12/15	(520)
(21)	Medtronic PLC	72.50	12/15	(1,260)
(48)	Medtronic PLC	67.50	12/15	(816)
(21)	Medtronic PLC	72.50	01/16	(1,942)
(27)	Medtronic PLC	70.00	01/16	(1,863)
(66)	MetLife, Inc.	47.50	12/15	(1,155)
(54)	MetLife, Inc.	45.00	12/15	(567)
(21)	MetLife, Inc.	48.50	12/15	(735)
(26)	MetLife, Inc.	46.00	12/15	(429)
(59)	MetLife, Inc.	47.00	01/16	(2,596)
(26)	Microsoft Corp.	51.00	12/15	(195)
(48)	Microsoft Corp.	50.00	12/15	(384)
(21)	Microsoft Corp.	44.00	12/15	(63)
(27)	Microsoft Corp.	43.00	12/15	(27)
(27)	Microsoft Corp.	42.00	12/15	(27)
(27)	Microsoft Corp.	50.00	01/16	(891)
(21)	Microsoft Corp.	48.00	01/16	(357)
(32)	Mondelez International, Inc., Class A	42.00	12/15	(1,184)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(48)	Mondelez International, Inc., Class A	$41.00	12/15	$(1,104)
(27)	Mondelez International, Inc., Class A	39.00	12/15	(284)
(26)	Mondelez International, Inc., Class A	38.00	01/16	(650)
(56)	NextEra Energy, Inc.	97.50	12/15	(3,920)
(21)	NextEra Energy, Inc.	92.50	01/16	(1,102)
(19)	Occidental Petroleum Corp.	67.50	12/15	(323)
(27)	Occidental Petroleum Corp.	65.00	12/15	(297)
(27)	Occidental Petroleum Corp.	69.00	12/15	(1,039)
(27)	Occidental Petroleum Corp.	67.50	01/16	(1,687)
(22)	Occidental Petroleum Corp.	65.00	01/16	(847)
(26)	Oracle Corp.	38.00	12/15	(1,378)
(21)	Oracle Corp.	36.00	12/15	(336)
(54)	Oracle Corp.	35.00	12/15	(540)
(40)	Oracle Corp.	34.00	12/15	(240)
(26)	Oracle Corp.	37.00	01/16	(1,651)
(40)	Oracle Corp.	36.00	01/16	(1,740)
(21)	PepsiCo, Inc.	100.00	12/15	(3,108)
(27)	PepsiCo, Inc.	97.50	12/15	(1,917)
(27)	PepsiCo, Inc.	97.00	01/16	(1,957)
(26)	Pfizer, Inc.	34.00	12/15	(3,666)
(40)	Pfizer, Inc.	32.00	12/15	(1,240)
(53)	Pfizer, Inc.	31.00	12/15	(742)
(26)	Pfizer, Inc.	32.00	12/15	(1,300)
(80)	Pfizer, Inc.	29.00	01/16	(1,240)
(26)	QUALCOMM, Inc.	55.00	12/15	(16,900)
(40)	QUALCOMM, Inc.	52.50	12/15	(15,400)
(21)	QUALCOMM, Inc.	45.00	01/16	(1,113)
(27)	QUALCOMM, Inc.	43.00	01/16	(797)
(19)	Raytheon Co.	115.00	12/15	(456)
(38)	Raytheon Co.	110.00	12/15	(323)
(19)	Raytheon Co.	105.00	12/15	(95)
(16)	Raytheon Co.	120.00	01/16	(3,072)
(19)	Raytheon Co.	115.00	01/16	(1,624)
(19)	Schlumberger, Ltd.	77.00	12/15	(1,672)
(56)	Schlumberger, Ltd.	72.50	12/15	(2,604)
(21)	Schlumberger, Ltd.	70.00	12/15	(504)
(19)	Schlumberger, Ltd.	65.00	01/16	(570)
(21)	The Boeing Co.	139.00	12/15	(704)
(27)	The Boeing Co.	125.00	12/15	(257)
(16)	The Boeing Co.	140.00	12/15	(1,592)
(21)	The Boeing Co.	135.00	01/16	(2,184)
(43)	The Home Depot, Inc.	115.00	12/15	(301)
(21)	The Home Depot, Inc.	119.00	12/15	(368)
(16)	The Home Depot, Inc.	130.00	01/16	(3,280)
(27)	The Home Depot, Inc.	120.00	01/16	(1,485)
(21)	The Procter & Gamble Co.	75.00	12/15	(2,163)

(54)	The Procter & Gamble Co.	72.50	12/15	(1,782)
(21)	The Procter & Gamble Co.	70.00	12/15	(231)
(27)	The Procter & Gamble Co.	73.50	01/16	(1,957)
(48)	The Procter & Gamble Co.	72.50	01/16	(3,648)
(19)	The Walt Disney Co.	100.00	12/15	(361)
(27)	The Walt Disney Co.	97.50	12/15	(365)
(22)	The Walt Disney Co.	113.00	01/16	(6,776)
(21)	The Walt Disney Co.	105.00	01/16	(2,877)
(40)	The Williams Cos., Inc.	36.00	12/15	(7,200)
(40)	The Williams Cos., Inc.	35.00	12/15	(3,800)
(66)	The Williams Cos., Inc.	34.00	12/15	(4,950)
(40)	The Williams Cos., Inc.	32.00	01/16	(2,940)
(27)	The Williams Cos., Inc.	30.00	01/16	(1,417)
(26)	Time Warner, Inc.	67.50	12/15	(2,015)
(26)	Time Warner, Inc.	60.00	01/16	(884)
(19)	United Parcel Service, Inc., Class B	100.00	12/15	(1,045)
(21)	United Parcel Service, Inc., Class B	97.50	12/15	(567)
(16)	United Parcel Service, Inc., Class B	100.00	01/16	(2,048)
(46)	United Technologies Corp.	95.00	12/15	(5,106)
(27)	United Technologies Corp.	85.00	12/15	(311)
(26)	United Technologies Corp.	94.00	12/15	(2,457)
(21)	United Technologies Corp.	95.00	01/16	(3,948)
(21)	UnitedHealth Group, Inc.	110.00	12/15	(3,213)
(16)	UnitedHealth Group, Inc.	105.00	12/15	(848)
(16)	UnitedHealth Group, Inc.	100.00	12/15	(352)
(16)	UnitedHealth Group, Inc.	90.00	12/15	(16)
(19)	UnitedHealth Group, Inc.	95.00	01/16	(941)
(40)	Verizon Communications, Inc.	45.00	12/15	(1,080)
(27)	Verizon Communications, Inc.	43.00	12/15	(270)
(53)	Verizon Communications, Inc.	42.00	12/15	(371)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) NOVEMBER 30, 2015

Contracts	Security Description	Strike Price	Exp. Date	Value

(54)	Verizon Communications, Inc.	$43.00	01/16	$(2,052)
(80)	Wells Fargo & Co.	52.50	12/15	(1,680)

Total Put Options Written (Premiums Received $(453,428))	(307,520)

Total Written Options - (1.0)% (Premiums Received $(1,375,372))	$(1,061,718)

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN NOVEMBER 30, 2015 (Unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of November 30, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,245,649
Gross Unrealized Depreciation	(2,671,824)
Net Unrealized Depreciation	$(1,426,175)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of November 30, 2015.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$2,645,247	$-	$-	$2,645,247
Consumer Discretionary	5,749,065	-	-	5,749,065
Consumer Staples	5,668,896	-	-	5,668,896
Energy	3,220,408	-	-	3,220,408
Financials	7,121,243	-	-	7,121,243
Health Care	9,092,200	-	-	9,092,200
Industrials	6,554,501	-	-	6,554,501
Information Technology	7,302,836	-	-	7,302,836
Materials	579,124	-	-	579,124
Utilities	1,128,418	-	-	1,128,418
Money Market Fund	-	57,889,854	-	57,889,854
Total Investments At Value	49,061,938	57,889,854	$-	106,951,792
Total Assets	$49,061,938	$57,889,854	$-	$106,951,792
Liabilities
Other Financial Instruments**

Written Options	(537,396)	(524,322)	-	(1,061,718)
Total Liabilities	$(537,396)	$(524,322)	$-	$(1,061,718)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 17, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 17, 2015